Financing Receivables (Schedule Of Financing Receivables Non Accrual Status) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 20,023	¥ 23,084
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	434	738
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	8,922	8,876
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	9,251	11,758
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,342	1,712
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 74